Stockholders' Equity - Restricted stock purchased and retired (Details) - Restricted Stock - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Dec. 31, 2024
Stockholders' Equity
Total Number of Shares Purchased	3,768	2,824	2,458	2,594	2,760	1,344	15,748
Actual Price Paid Per Share	$ 5.15	$ 6.87	$ 7.89	$ 7.48	$ 7.03	$ 7.2	$ 6.78
Fair value of Re-Purchased Shares	$ 19,411	$ 19,411	$ 19,411	$ 19,411	$ 19,411	$ 9,680	$ 106,735